Expense Example - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity International Growth Fund - Fidelity International Growth Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	$ 1,131